Chapter 11 Proceedings, Ability to Continue as a Going Concern (Tables)	12 Months Ended
Dec. 31, 2016
Reorganizations [Abstract]
Schedule Of Liabilities Subject To Compromise
December 31, 2016
Accounts payable	$1,322
Accrued liabilities	6,303
Accrued interest payable	99,774
Debt	3,759,000
Accrued contract settlements	171,642
Liabilities subject to compromise	$4,038,041

Schedule Of Reorganization Items Table
	For the Twelve Months Ended December 31,
	2016	2015	2014
Professional fees(1)	$11,781	$—	$—
Deferred financing costs(2)	18,742	—	—
Contract settlements(3)	17,350	—	—
Other(4)	(370)	—	—
Total Reorganization items, net	$47,503	$—	$—

(1)	The year ended December 31, 2016 includes $6.4 million directly related to accrued, unpaid professional fees associated with the chapter 11 filings.
(2)

A non-cash charge to write-off all of the unamortized debt issuance costs related to the unsecured Credit Agreement, unsecured Senior Notes issued by Ultra Resources, the unsecured 2018 Senior Notes issued by the Company and the unsecured 2024 Senior Notes issued by the Company is included in Reorganization items, net as these debt instruments are expected to be impacted by the pendency of the Company’s chapter 11 cases.

(3)	Includes accrued, unpaid amounts subject to Bankruptcy Court approval related to a settlement reached with Big West Oil, LLC in the amount of $17.35 million.
(4)	Cash interest income earned for the period after the Petition Date on excess cash over normal invested capital.